Advances from Federal Home Loan Bank of New York (''FHLB'') (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	$ 52,643	$ 80,189
Available for sale [Member] | Mortgage-backed securities [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances		19,451
Held to maturity [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	52,643	60,738
Held to maturity [Member] | Debt Securities - Government-sponsored enterprises [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	5,000	5,000
Held to maturity [Member] | Mortgage-backed securities [Member]
Summary of carrying value of collateral pledged for advances
Gross carrying value of collateral pledged advances	$ 47,643	$ 55,738